Comparative Figures (Details) - Schedule of groupings of property, plant and equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Comparative Figures (Details) - Schedule of groupings of property, plant and equipment [Line Items]
As at January 01, 2022	$ 455,820,962	$ 455,820,962
Additions during the period	7,726,643	12,315,483	$ 67,911,792	$ 71,618,332
As at June 30, 2022	463,547,605		455,820,962
As at January 01, 2022	28,554,048	28,554,048
Charge for the period	6,735,923	13,541,757	7,948,404	6,018,858
As at June 30, 2022	35,289,971		28,554,048
As at June 30, 2022	428,257,635
As at December 31, 2021	427,266,913
Buildings [Member]
Comparative Figures (Details) - Schedule of groupings of property, plant and equipment [Line Items]
As at January 01, 2022	28,037,886	28,037,886
Additions during the period	2,775,806
As at June 30, 2022	30,813,692		28,037,886
As at January 01, 2022	4,615,112	4,615,112
Charge for the period	597,768		1,121,515
As at June 30, 2022	5,212,880		4,615,112
As at June 30, 2022	25,600,812
As at December 31, 2021	23,422,774
Installations [Member]
Comparative Figures (Details) - Schedule of groupings of property, plant and equipment [Line Items]
As at January 01, 2022	179,268,276	179,268,276
Additions during the period		99,130		9,883
As at June 30, 2022	179,268,276		179,268,276
As at January 01, 2022	12,287,155	12,287,155
Charge for the period	3,752,486	7,558,769	3,518,868	2,829,671
As at June 30, 2022	16,039,641		12,287,155
As at June 30, 2022	163,228,635
As at December 31, 2021	166,981,121
Other Equipments [Member]
Comparative Figures (Details) - Schedule of groupings of property, plant and equipment [Line Items]
As at January 01, 2022	307,697	307,697
Additions during the period	776,561		38,952
As at June 30, 2022	1,084,258		307,697
As at January 01, 2022	186,398	186,398
Charge for the period	90,691		56,244
As at June 30, 2022	277,089		186,398
As at June 30, 2022	807,169
As at December 31, 2021	121,298
Tanks [Member]
Comparative Figures (Details) - Schedule of groupings of property, plant and equipment [Line Items]
As at January 01, 2022	154,532,494	154,532,494
Additions during the period
As at June 30, 2022	154,532,494		154,532,494
As at January 01, 2022	6,697,283	6,697,283
Charge for the period	1,577,334	3,148,604	1,816,490	1,565,419
As at June 30, 2022	8,274,617		6,697,283
As at June 30, 2022	146,257,877
As at December 31, 2021	147,835,211
Capital Work in Progress [Member]
Comparative Figures (Details) - Schedule of groupings of property, plant and equipment [Line Items]
As at January 01, 2022	8,685,182	8,685,182
Additions during the period	4,174,276	8,524,553	66,784,024	71,603,465
As at June 30, 2022	12,859,458		8,685,182
As at January 01, 2022
Charge for the period
As at June 30, 2022
As at June 30, 2022	12,859,458
As at December 31, 2021	8,685,182
Right of use Assets [Member]
Comparative Figures (Details) - Schedule of groupings of property, plant and equipment [Line Items]
As at January 01, 2022	84,989,427	84,989,427
Additions during the period
As at June 30, 2022	84,989,427		84,989,427
As at January 01, 2022	4,768,100	4,768,100
Charge for the period	717,644	$ 1,435,287
As at June 30, 2022	5,485,744		$ 4,768,100
As at June 30, 2022	79,503,684
As at December 31, 2021	$ 80,221,327